Schedule of Maturity of Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-term debt maturities
2013		$ 125
2014		131
2015		639
2016		41
2017		324
Thereafter		4,301
Unamortized fair value discount		(1)
Unamortized discount		(35)
Total	$ 5,500	$ 5,525	$ 5,638